SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Polices (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Information About Company Principal Subsidiaries

Below is a list of the Company’s direct subsidiaries as of December 31, 2022 and 2021:

	Interest - %
	2022	2021
Direct interest:
Avon Products, Inc.	100.00	100.00
Natura Cosméticos S.A.	100.00	100.00
Natura &Co International S.à r.l.	100.00	100.00
Aesop Holdings Ltd.	100.00	-